UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     CarVal Investors, LLC
Address:  9320 Excelsior Boulevard, 7th Floor, Hopkins, MN 55343

13F File Number: 28-12737

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Matthew Bogart
Title:     CHIEF LEGAL OFFICER/CHIEF COMPLIANCE OFFICER
Phone:     952-984-3967
Signature, Place and Date of Signing:

      9320 Excelsior Boulevard, 7th Floor
      Hopkins, MN 55343
      February 14, 2013

Additional Information:

Report Type (Check only one.):
[X]        13F HOLDINGS REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    $127,736 (thousands)



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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED  NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --
  AMERICAN INTL GROUP INC        W EXP 01/19/202  026874156  51742   1465781  SH          SOLE            1465781    0       0

  AMERICAN INTL GROUP INC	 COM NEW	  026874784  4060    115000   SH	  SOLE		  115000     0       0

  BANK OF AMERICA CORPORATION    COM		  060505104  12377   1067000  SH	  SOLE		  1067000    0       0

  CIT GROUP INC                  COM NEW	  125581801  2898    75000    SH          SOLE            75000      0       0

  CITIGROUP INC                  COM NEW          172967424  24690   624120   SH          SOLE            624120     0       0

  CITIGROUP INC			 W EXP 01/04/201  172967226  11912   301100   SH	  SOLE		  301100     0       0

  DELTA AIR LINES INC DEL        COM NEW	  247361702  173     14569    SH	  SOLE		  14569      0       0

  DYNEGY INC NEW DEL	         COM		  26817R108  6314    330032   SH	  SOLE		  330032     0       0

  JPMORGAN CHASE & CO		 COM		  46625H100  9761    222000   SH	  SOLE		  222000     0       0

  PORTLAND GEN ELEC CO           COM NEW          736508847  608     22223    SH          SOLE            22223      0       0

  TRANSPORTADORA DE GAS SUR      SPON ADR B       893870204  3202    1819207  SH   	  SOLE            1819207    0       0




